Contingent Liabilities and Commitments - Additional Information (Details) £ in Millions		12 Months Ended
	Nov. 02, 2015	Dec. 31, 2023 EUR (€)	Jun. 29, 2023 GBP (£)	Oct. 21, 2022 GBP (£)
Disclosure of contingent liabilities [line items]
Capital support arrangements, risk-weighted exposures of regulated entities		0.00%
Minimum
Disclosure of contingent liabilities [line items]
Losses on litigation settlements		€ 1,000,000,000
Maximum
Disclosure of contingent liabilities [line items]
Santander UK liability under indemnity cap		39,850,000
AXA France
Disclosure of contingent liabilities [line items]
Amount claimed by other party | £			£ 552	£ 670
UK&I Banks
Disclosure of contingent liabilities [line items]
Preferred stock issued, threshold value		€ 0
Visa Europe Ltd
Disclosure of contingent liabilities [line items]
Visa Europe Ltd sale to Visa Inc	100.00%